Sale of Flood Insurance Business and Discontinued Operations (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations
Proceeds from Divestiture of Businesses			$ 75	$ 120
Net gain on sale of at-risk and flood insurance businesses		0	0	(139)
Disposal Group, Including Discontinued Operation, Revenue	8	8	36	41
Pre-tax earnings from discontinued operations included in results of operations	(1)	(1)	9
At-risk insurance line of business
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations
Sale of Stock, Percentage of Ownership before Transaction		85.00%
Proceeds from Divestiture of Businesses		120
Net gain on sale of at-risk and flood insurance businesses			(15)
Disposal Group, Including Discontinued Operation, Revenue		124	163
Pre-tax earnings from discontinued operations included in results of operations		10	(24)
Flood Line of Business
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations
Proceeds from Divestiture of Businesses			135
Net gain on sale of at-risk and flood insurance businesses			154
Disposal Group, Including Discontinued Operation, Revenue			151
Pre-tax earnings from discontinued operations included in results of operations			29
Notes receivable from sale of flood insurance business			75
Discontinued Operation, Gain (Loss) on Disposal of Discontinued Operation, Net of Tax			$ 95